CONSOLIDATED STATEMENTS OF INCOME (Unaudited) (USD $) In Thousands, except Per Share data	3 Months Ended
	Mar. 31, 2011	Mar. 31, 2010
CONSOLIDATED STATEMENTS OF INCOME (Unaudited) [Abstract]
Revenue	$ 349,752	$ 335,120
Cost of goods sold, including restructuring charges	120,163	118,363
Gross Profit	229,589	216,757
Selling, general and administrative expense	160,817	148,045
Net restructuring charges (reversals)	1,427	(243)
Net gain on sale of facility	(110)	0
Operating Income	67,455	68,955
Loss on early debt extinguishment	(6,995)	0
Interest expense	(12,038)	(10,535)
Other income (expense)	155	(356)
Income Before Income Taxes	48,577	58,064
Income tax provision	16,021	24,281
Income from Continuing Operations	32,556	33,783
Net Loss from Discontinued Operations	0	(399)
Net Income	32,556	33,384
Basic Earnings per Share:
Income from continuing operations	$ 0.63	$ 0.66
Net loss from discontinued operations	$ 0	$ (0.01)
Basic earnings per share	$ 0.63	$ 0.65
Diluted Earnings per Share:
Income from continuing operations	$ 0.63	$ 0.66
Net loss from discontinued operations	$ 0	$ (0.01)
Diluted earnings per share	$ 0.63	$ 0.65
Cash Dividends per Share	$ 0.25	$ 0.25
Total Comprehensive Income	$ 34,115	$ 35,097